Consolidated Statements of Shareholders' Deficit $ in Thousands	Common Stock Legacy Tritium Class C shares USD ($) shares	Common Stock B Riley Purchase Agreement USD ($) shares	Common Stock Employee stock USD ($) shares	Common Stock SEP USD ($) shares	Common Stock STIP USD ($) shares	Common Stock LTIP USD ($) shares	Common Stock USD ($) shares	Legacy Tritium Class C shares Legacy Tritium Class C shares USD ($) shares	Legacy Tritium Class C shares USD ($) shares	Treasury Shares AUD ($) shares	Additional paid-in capital Employee stock USD ($)	Additional paid-in capital SEP USD ($)	Additional paid-in capital LFSP USD ($)	Additional paid-in capital STIP USD ($)	Additional paid-in capital LTIP USD ($)	Additional paid-in capital ESPP USD ($)	Additional paid-in capital USD ($)	Accumulated Other comprehensive loss USD ($)	Accumulated deficit USD ($)	B Riley Purchase Agreement USD ($)	Employee stock USD ($)	LFSP USD ($)	STIP USD ($)	LTIP USD ($)	ESPP USD ($)	USD ($)
Beginning balance at Jun. 30, 2020							$ 92,809		$ 4,383								$ 2,479	$ (3,560)	$ (100,013)							$ (3,902)
Beginning balance (in shares) at Jun. 30, 2020 | shares							102,941,047		8,052,499	(3,025,486)
Stock-based compensation										$ (4,865,314)							3,122									3,122
Share-based payment compensation (in shares) | shares							4,865,314
Net loss																			(63,092)							(63,092)
Change in foreign currency translation adjustment																		(136)								(136)
Ending Balance at Jun. 30, 2021							$ 92,809		$ 4,383								5,601	(3,696)	(163,105)							(64,008)
Ending balance (in shares) at Jun. 30, 2021 | shares							107,806,361		8,052,499	(7,890,800)
Stock-based compensation																	5,932									5,932
Issuance of shares	$ 4,383							$ (4,383)
Issuance of shares (in shares) | shares	8,052,499						1	(8,052,499)
Conversion of Convertible Notes into DCFC Common Stock							$ 42,570																			42,570
Conversion of Convertible Notes into DCFC Common Stock (in shares) | shares							4,288,311
Conversion of DCRN Class A and Class B shares into DCFC Common Stock							$ (12,750)																			(12,750)
Conversion of DCRN Class A and Class B shares into DCFC Common Stock (in shares) | shares							15,380,694
Issuance of DCFC Common Stock related to the Option Agreements and PIPE Financing							$ 60,000																			60,000
Issuance of DCFC Common Stock related to the Option Agreements and PIPE Financing (in shares) | shares							10,000,000
Issuance of DCFC Common Stock related to the Shadow Equity Plan							$ 11,845										3,262									15,107
Issuance of DCFC Common Stock related to the Shadow Equity Plan (in shares) | shares							1,175,601
Exercise of warrants							$ 45,112										4,850									49,962
Exercise of warrants (in shares) | shares							6,537,973
Modification of the Loan Funded Share Plan																	6,381									6,381
Modification of the Loan Funded Share Plan (in shares) | shares							(147,171)			3,690,429
Transaction costs							$ (16,701)																			(16,701)
Waiver of related party's option to acquire Tritium																	(6,816)									(6,816)
Net loss																			(128,919)							(128,919)
Change in foreign currency translation adjustment																		7,336								7,336
Ending Balance at Jun. 30, 2022							$ 227,268										19,210	3,640	(292,024)							(41,906)
Ending balance (in shares) at Jun. 30, 2022 | shares							153,094,269			(4,200,371)
Stock-based compensation											$ 3,521		$ 690	$ 2,706	$ 2,691	$ 65					$ 3,521	$ 690	$ 2,706	$ 2,691	$ 65
Loan forgiveness related to the Loan Funded Share Plan (in shares) | shares										484,683
Issuance of shares		$ 2,413	$ 3,874	$ 3,262	$ 652	$ 841					$ (3,874)	$ (3,262)		$ (652)	$ (841)					$ 2,413
Issuance of shares (in shares) | shares		1,631,302	630,474	326,211	430,615	133,337
Exercise of warrants							$ 4,755																			4,755
Exercise of warrants (in shares) | shares							3,790,431
Net loss																			(121,370)							(121,370)
Change in foreign currency translation adjustment																		2,780								2,780
Ending Balance at Jun. 30, 2023							$ 243,065										$ 20,254	$ 6,420	$ (413,394)							$ (143,655)
Ending balance (in shares) at Jun. 30, 2023 | shares							160,036,639			(3,715,688)